Notes Payable and Convertible Notes Payable - Schedule of Notes Payable are Summarized (Details) - USD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Short-Term Debt [Line Items]
Collateral		Notes payable
Notes Payable		$ 1,370,009	$ 1,370,009
Notes Issued in June 2012 [Member]
Short-Term Debt [Line Items]
Maturity Date	[1]	April 2025
Interest rate	[1]	8.00%
Collateral	[1]	Unsecured
Notes Payable	[1]	$ 6,240	6,240
Notes Issued in May 2014 [Member]
Short-Term Debt [Line Items]
Maturity Date	[1]	April 2025
Interest rate	[1]	8.00%
Collateral	[1]	Unsecured
Notes Payable	[1]	$ 3,456	3,456
Notes Issued in June 2016 [Member]
Short-Term Debt [Line Items]
Maturity Date	[1]	April 2025
Interest rate	[1]	8.00%
Collateral	[1]	Unsecured
Notes Payable	[1]	$ 38,216	38,216
Notes Issued in January 2017 [Member]
Short-Term Debt [Line Items]
Maturity Date	[1]	April 2025
Interest rate	[1]	8.00%
Collateral	[1]	Unsecured
Notes Payable	[1]	$ 7,344	7,344
Notes Issued in November 2020 [Member]
Short-Term Debt [Line Items]
Maturity Date	[1]	April 2025
Interest rate	[1]	12.00%
Collateral	[1]	Unsecured
Notes Payable	[1]	$ 46,480	46,480
Notes Issued in March 2021 [Member]
Short-Term Debt [Line Items]
Maturity Date	[1]	April 2025
Interest rate	[1]	8.00%
Collateral	[1]	Unsecured
Notes Payable	[1]	$ 5,400	5,400
Notes Issued in November 2021 [Member]
Short-Term Debt [Line Items]
Maturity Date	[1]	April 2025
Interest rate	[1]	0.00%
Collateral	[1]	Unsecured
Notes Payable	[1]	$ 250,000	250,000
Notes Issued in February 2023 [Member]
Short-Term Debt [Line Items]
Maturity Date	[1]	April 2025
Interest rate	[1]	0.00%
Collateral	[1]	Unsecured
Notes Payable	[1]	$ 150,000	150,000
Notes Issued in August 2023 [Member]
Short-Term Debt [Line Items]
Maturity Date	[1]	April 2025
Interest rate	[1]	8.00%
Collateral	[1]	Unsecured
Notes Payable	[1]	$ 122,873	122,873
Notes Issued in January 2023 [Member]
Short-Term Debt [Line Items]
Maturity Date	[1],[2]	April 2025
Interest rate	[1],[2]	0.00%
Collateral	[1],[2]	Unsecured
Notes Payable	[1],[2]	$ 100,000	100,000
Notes Issued in October 2022 [Member]
Short-Term Debt [Line Items]
Maturity Date	[1],[2]	April 2025
Interest rate	[1],[2]	0.00%
Collateral	[1],[2]	Unsecured
Notes Payable	[1],[2]	$ 440,000	440,000
Notes Issued in November 2022 [Member]
Short-Term Debt [Line Items]
Maturity Date	[1],[2]	April 2025
Interest rate	[1],[2]	0.00%
Collateral	[1],[2]	Unsecured
Notes Payable	[1],[2]	$ 100,000	100,000
Notes Issued in October 2023 [Member]
Short-Term Debt [Line Items]
Maturity Date	[3]	April 2025
Interest rate	[3]	8.00%
Collateral	[3]	Unsecured
Notes Payable	[3]	$ 100,000	$ 100,000

[1]	In October 2024, the Company entered into agreements with 16 noteholders, extending the maturity on their note to April 1, 2025.
[2]	In November 2023, the convertible notes were amended to remove the conversion features and the Company reclassified $640,000 from convertible notes to notes payable
[3]	In October 2024, the Company entered into agreements with 1 noteholder, extending the maturity on their note to April 1, 2025. In consideration thereof, the noteholder received 5,000 shares of common stock